PEAR TREE FUNDS

Supplement
to
Prospectus and Statement of Additional Information Dated February 6, 2017

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)
Institutional Shares (Ticker Symbol: QGIAX)

PEAR TREE PANAGORA EMERGING MARKETS FUND

Ordinary Shares (Ticker Symbol: QFFOX)
Institutional Shares (Ticker Symbol: QEMAX)

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

Ordinary Shares (Ticker Symbol: RPEMX)
Institutional Shares (Ticker Symbol: EMRPX)

June 1, 2017
As of June 1, 2017, please note the following changes to the Prospectus and Statement of Additional Information, each dated February 6, 2017, of each of Pear Tree Quality Fund ("Quality Fund"), Pear Tree PanAgora Emerging Markets Fund ("Emerging Markets Fund"), and Pear Tree PanAgora Risk Parity Emerging Markets Fund ("Risk Parity Fund").

1. Prospectus.
(a)	"Summary Information About Pear Tree Funds – Pear Tree Quality Fund – Fee Table and Expenses of Quality Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.55%	1.30%
Fee Waiver and/or Expense Reimbursement[1]	0.26%	0.38%
Total Annual Fund Operating Expenses after Fee	1.29%	0.92%
Waiver and/or Expense Reimbursement[1]

1   The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund's net assets, and (b) an annual rate of 0.50 percent for Quality Fund's net assets in excess of $125 million.  This fee waiver only may be terminated with the approval of the Trustees.

The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example
This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Quality Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Ordinary Shares	$132	$465	$821	$1,824
Institutional Shares	$ 95	$376	$677	$1,535

(b)
"Summary Information About Pear Tree Funds – Pear Tree PanAgora Emerging Markets Fund – Fee Table and Expenses of Emerging Markets Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses [1]	0.42%	0.42%
Total Annual Fund Operating Expenses	2.05%	1.80%
Fee Waiver and/or Expense Reimbursement [2]	0.32%	0.44%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement [2]	1.73%	1.36%

__________________

1  Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investments in shares of other investment funds, primarily Pear Tree PanAgora Risk Parity Emerging Markets Fund.

2 The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Emerging Markets Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund's net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Market Fund's net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund's net assets are in excess of $600 million.  This fee waiver only may be terminated with the approval of the Trustees.

In addition, the Manager has contractually agreed to waive its management fee with respect to that portion of Emerging Markets Fund's net assets that are invested in Pear Tree PanAgora Risk Parity Emerging Markets Fund.  This fee waiver shall be in effect for as long as Emerging Markets Fund invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund, and it only may be terminated with the approval of the Trustees.

The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Emerging Markets Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Ordinary Shares	$155	$526	$923	$2,033
Institutional Shares	$117	$438	$781	$1,750

(c)
"Summary Information About Pear Tree Funds – Pear Tree PanAgora Risk Parity Emerging Markets Fund – Fee Table and Expenses of Risk Parity Fund - Annual Fund Operating Expenses" and "- Example" in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.59%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.49%	1.24%
Fee Waiver and/or Expense Reimbursement *	N/A	0.12%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement *	1.49%	1.12%

__________________

*  The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Risk Parity Fund's net assets attributable to Institutional Shares.  This fee waiver only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.

Example
This example is intended to help you compare the cost of investing in Risk Parity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Risk Parity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Risk Parity Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Ordinary Shares	$ 152	$472	$815	$1,782
Institutional Shares	$ 115	$382	$671	$1,492

(d)	"Management of Pear Tree Funds - Fee Waivers/Expense Limitation" is revised to add the following:
All Funds. The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares of each Fund would be calculated using an annual rate of 0.04 percent of the Fund's net assets attributable to its Institutional Shares.  This fee waiver with respect to any Fund only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares, if any, of each Fund remains unchanged.

2. Statement of Additional Information.
(a)	"The Manager and The Sub-Advisers - Fee Waivers/Expense Limitations" is revised to add the following:
All Funds.
The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares of each Fund would be calculated using an annual rate of 0.04 percent of the Fund's net assets attributable to its Institutional Shares.  This fee waiver with respect to any Fund only may be terminated with the approval of the Trustees.  The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares, if any, of each Fund remains unchanged.
 *     *     *
The rest of the Prospectus and Statement of Additional Information remains unchanged.
*     *     *
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE